Goldman Sachs Small Cap Growth Insights Fund
Goldman Sachs Small Cap Growth Insights Fund—Summary
Investment Objective
The Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 46 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Small Cap Growth Insights Fund		Class A	Class C	Institutional	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Small Cap Growth Insights Fund		Class A	Class C	Institutional	Class IR	Class R
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none	0.50%
Other Expenses	[1]	0.77%	1.02%	0.63%	0.78%	0.75%
Service Fees		none	0.25%	none	none	none
All Other Expenses		0.77%	0.77%	0.63%	0.78%	0.75%
Total Annual Fund Operating Expenses		1.87%	2.62%	1.48%	1.63%	2.10%
Fee Waiver and Expense Limitation	[2]	(0.59%)	(0.59%)	(0.60%)	(0.60%)	(0.58%)
Total Annual Fund Operating Expenses	[3][4]	1.28%	2.03%	0.88%	1.03%	1.52%
[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.81% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 29, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[4]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Small Cap Growth Insights Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	673	1,051	1,454	2,574
Class C Shares	306	758	1,338	2,910
Institutional Shares	90	409	751	1,717
Class IR Shares	105	456	830	1,882
Class R Shares	155	602	1,076	2,385

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Small Cap Growth Insights Fund Class C Shares	206	758	1,338	2,910

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2014 was 162% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. For the purposes of this restriction, “small-cap U.S. issuers” have public stock market capitalizations of companies constituting the Russell 2000® Index, which as of February 1, 2015 was between $16 million and $11.2 billion. However, the Fund may invest in securities outside the Russell 2000® Index capitalization range.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Momentum, Valuation and Profitability. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Profitability theme seeks to assess whether a company is earning more than its cost of capital. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund maintains risk, style, and capitalization characteristics similar to the Russell 2000® Growth Index, which is an index designed to represent an investable universe of small-cap companies with above average price to book ratios and earnings growth expectations. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities considered to be cash equivalents.

The Fund’s benchmark index is the Russell 2000® Growth Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

Best Quarter Q2 ‘09 +21.81% Worst Quarter Q4 ‘08 –26.48%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Average Annual Total Returns Goldman Sachs Small Cap Growth Insights Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	0.44%	16.03%	6.28%	Jun. 25, 2007
Class A Shares Returns After Taxes on Distributions	(0.92%)	15.23%	4.63%	Jun. 25, 2007
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.32%	12.91%	4.71%	Jun. 25, 2007
Class A Shares Russell 2000® Growth Index (reflects no deduction for fees or expenses)	5.60%	16.79%	7.84%	Jun. 25, 2007
Class C Shares	4.45%	16.47%	6.28%	Jun. 25, 2007
Class C Shares Russell 2000® Growth Index (reflects no deduction for fees or expenses)	5.60%	16.79%	7.84%	Jun. 25, 2007
Institutional Shares	6.72%	17.81%	7.51%	Jun. 25, 2007
Institutional Shares Russell 2000® Growth Index (reflects no deduction for fees or expenses)	5.60%	16.79%	7.84%	Jun. 25, 2007
Class IR Shares	6.58%	17.63%	9.25%	Nov. 30, 2007
Class IR Shares Russell 2000® Growth Index (reflects no deduction for fees or expenses)	5.60%	16.79%	8.70%	Nov. 30, 2007
Class R Shares	6.05%	17.04%	8.69%	Nov. 30, 2007
Class R Shares Russell 2000® Growth Index (reflects no deduction for fees or expenses)	5.60%	16.79%	8.70%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.